Principal Accounting Policies (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2016 CNY (¥) item	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2013 CNY (¥)
Revenue recognition
Number of revenue models used for online game services | item	2
Revenues derived from barter transactions	¥ 0	¥ 0	¥ 0
Expenses derived from barter transactions	¥ 0	¥ 0	0
Cash, cash equivalents and time deposits
Cash at bank and demand deposits			¥ 2,021,453,000		$ 783,451	¥ 5,439,499,000		$ 874,476	¥ 6,071,487,000	¥ 1,458,298,000
PRC subsidiaries and VIEs
Cash, cash equivalents and time deposits
Cash and cash equivalent and time deposits held by PRC subsidiaries and VIEs						¥ 17,000,000,000			¥ 14,700,000,000
Percentage of cash and cash equivalent and time deposits held by PRC subsidiaries and VIEs				66.90%	66.90%	66.90%	67.60%	67.60%	67.60%
Denominated in USD
Cash, cash equivalents and time deposits
Cash at bank and demand deposits | $					$ 394,800			$ 541,500
Time deposits | $					$ 750,200			$ 299,500
Denominated in EUR
Cash, cash equivalents and time deposits
Cash at bank and demand deposits | €				€ 1.3			€ 1.0
Denominated in RMB
Cash, cash equivalents and time deposits
Cash at bank and demand deposits						¥ 9,300,000			¥ 2,738,800,000
Time deposits						¥ 5,204,200,000
Less than
Revenue recognition
Term of advertising service contracts	3 months
Service period of the element	3 months